Secured Term Loan Facilities and Revolving Credit Facilities - December 2022 Greater Bay JV Term Loan Facility (Details) - Line of Credit $ in Thousands	Dec. 15, 2022 USD ($) vessel	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Outstanding amount		$ 767,885
Greater Bay JV Term Loan Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 151,300
Debt instrument term	7 years
Outstanding amount		$ 119,800
Periodic payment	$ 2,700
Debt margin percentage	2.20%
Greater Bay JV Term Loan Facility | Minimum
Debt Instrument [Line Items]
Final payment amount	$ 15,000
Greater Bay JV Term Loan Facility | Maximum
Debt Instrument [Line Items]
Final payment amount	$ 18,200
Greater Bay JV Term Loan Facility | Ethylene Carriers
Debt Instrument [Line Items]
Number of vessels to be financed | vessel	5